Shareholders' capital (Tables)	6 Months Ended
Jun. 30, 2020
Shareholders' capital
Schedule of number of share outstanding

Number of shares outstanding on December 31, 2019	42,761,528
Exercise of options	139,679
Global public offering on Euronext and Nasdaq on May 28, 2020	3,658,515
Over-allotment option exercised by underwriters on May 29, 2020	548,777
Number of shares outstanding on June 30, 2020	47,108,499